MAJOR CUSTOMER (Tables)	6 Months Ended
Jun. 30, 2018
Risks and Uncertainties [Abstract]
Schedule of Revenues by Major Customer
The following table sets forth one customer that represented more than 10% of the Company’s total revenues in each of the periods presented below:

	Six months ended June 30,
	2017	2018

Customer A	49%	48%